One Commerce Square
                                           Philadelphia, PA 19103


Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________


                                             1933 Act Rule 497(j)
                                                File No. 33-16270
                                       1940 Act File No. 811-5267


March 4, 1998



Filed via EDGAR (CIK #0000819799)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 33-16270
     Voyageur Funds, Inc. -
     DELAWARE-VOYAGEUR US GOVERNMENT SECURITIES FUND


Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, we hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 23, the most recent post-effective amendment of Voyageur Funds, Inc. Post-Effective Amendment No. 23 was filed electronically with the Commission on February 27, 1998 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ Meghan M. Mahon
Meghan M. Mahon
Assistant Vice President/
Assistant Secretary/
Counsel